Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Summary of Prepayments And Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021
Prepayments	909,327	1,300,805
Deductible input value-added tax	521,630	484,257
Deposits	30,006	83,939
Receivables from third party online payment service providers	16,988	78,620
Derivative assets (Note 5)	105,183	—
Others	125,335	301,062

Total	1,708,469	2,248,683